MFS(R) SUN LIFE SERIES TRUST

                   MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

                      Supplement to the Current Prospectus

Effective immediately, the Massachusetts Investors Growth Stock Series "Portfolio Manager" section of the prospectus is hereby restated as follows:

Stephen Pesek, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1994. Mr. Pesek has been a portfolio manager of the series since February 1999.

                   The date of this Supplement is May 7, 2001.